Other gains, net	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Other gains, net
23.	Other gains, net

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Non-operating income	138	7,617	24,805
Non-operating expenses	—	(300)	(334)

Total	138	7,317	24,471

Non-operating
income mainly comprises interest income, investment income and exchange gains and losses
.